Subsequent Events - Amendments to Conduit Facilities (Details) - Consolidated VIEs - Asset-backed Securities [Member] - USD ($)	1 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Jan. 30, 2018	Feb. 24, 2016	Jan. 21, 2016	Dec. 31, 2015	Dec. 10, 2015	Nov. 23, 2015	May 27, 2015	Sep. 27, 2013
Springleaf Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Maximum principal balance that can be issued										$ 350,000,000
Outstanding balance						$ 0
Mill River 2015 VFN1
Variable Interest Entity [Line Items]
Maximum principal balance that can be issued									$ 400,000,000
Outstanding balance						$ 400,000,000	$ 200,000,000	$ 200,000,000
Subsequent Event [Member] | Springleaf Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Maximum principal balance that can be issued					$ 850,000,000
Outstanding balance				$ 298,000,000
Subsequent Event [Member] | Mill River 2015 VFN1
Variable Interest Entity [Line Items]
Maximum principal balance that can be issued					$ 100,000,000
Outstanding balance				100,000,000
Subsequent Event [Member] | Midbrook Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Outstanding balance				0
Subsequent Event [Member] | Whitford Brook Funding Trust2014 VFN1
Variable Interest Entity [Line Items]
Outstanding balance				$ 200,000,000
Scenario, Forecast | Subsequent Event [Member] | Springleaf Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable			36 months
Scenario, Forecast | Subsequent Event [Member] | Midbrook Funding Trust 2013 VFN1
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable		36 months
Scenario, Forecast | Subsequent Event [Member] | Whitford Brook Funding Trust2014 VFN1
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable	12 months